Portfolio of Investments (unaudited)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS—74.9%
AUSTRALIA—0.6%
USD	200	Australia and New Zealand Banking Group Ltd., (fixed rate to 06/15/2026, variable rate thereafter), 6.75%, 06/15/2026 (a)(b)	$223,624
USD	113	Mineral Resources Ltd., 8.13%, 05/01/2022 (b)(c)	124,725
USD	90	Virgin Australia Holdings Ltd., 8.13%, 05/15/2024 (b)(c)(d)	13,320
			361,669
BAHRAIN—0.5%
USD	260	Oil and Gas Holding Co. BSCC, 7.63%, 11/07/2024 (b)	283,725

BARBADOS—0.4%
USD	210	Sagicor Finance 2015 Ltd., 8.88%, 08/31/2020 (b)(c)	216,562

BRAZIL—2.5%
USD	220	CSN Resources SA, 7.63%, 02/13/2021 (b)(c)	222,200
USD	440	GTL Trade Finance, Inc., 7.25%, 10/16/2043 (b)(c)	552,200
USD	73	Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/2020 (b)	65,255
USD	602	Petrobras Global Finance BV, 5.09%, 01/15/2030 (b)	620,060
			1,459,715
CANADA—0.9%
USD	135	Clearwater Seafoods, Inc., 6.88%, 08/31/2020 (b)(c)	137,025
USD	61	Teck Resources Ltd., 3.90%, 04/15/2030 (b)(c)	63,094
USD	201	Teck Resources Ltd., 6.25%, 01/15/2041 (c)	224,975
USD	85	Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 04/15/2021 (b)(c)	83,937
			509,031
CHILE—0.6%
USD	330	Corp. Nacional del Cobre de Chile, 3.75%, 10/15/2030 (b)(c)	371,643

CHINA—4.0%
USD	200	China Aoyuan Group Ltd., 6.35%, 02/08/2023 (b)(c)	201,574
USD	200	China Huadian Overseas Development 2018 Ltd., (fixed rate to 06/23/2025, variable rate thereafter), 3.38%, 06/23/2025 (a)(b)	204,750
USD	200	CIFI Holdings Group Co. Ltd., 6.00%, 01/16/2023 (b)(c)	201,257
USD	200	Country Garden Holdings Co. Ltd., 7.25%, 04/08/2023 (b)(c)	220,257
SGD	250	Eastern Air Overseas Hong Kong Co. Ltd., 2.80%, 11/16/2020 (b)	180,768
USD	200	Logan Property Holdings Co. Ltd., 7.50%, 02/25/2021 (b)(c)	207,774
USD	200	Ronshine China Holdings Ltd., 7.35%, 12/15/2022 (b)(c)	204,319
USD	265	Shimao Group Holdings Ltd., 5.60%, 07/15/2023 (b)(c)	282,365
USD	200	Shimao Group Holdings Ltd., 6.13%, 02/21/2022 (b)(c)	211,753
USD	200	Sunac China Holdings Ltd., 6.50%, 07/09/2022 (b)(c)	199,340
USD	200	Zhenro Properties Group Ltd., 9.15%, 03/08/2021 (b)(c)	206,757
			2,320,914
COLOMBIA—0.5%
USD	121	Banco GNB Sudameris SA, (fixed rate to 04/03/2022, variable rate thereafter), 6.50%, 04/03/2022 (b)(c)	123,124
USD	200	Bancolombia SA, (fixed rate to 12/18/2024, variable rate thereafter), 4.63%, 12/18/2024 (c)	190,000
			313,124
CONGO—0.4%
USD	200	HTA Group Ltd., 7.00%, 06/18/2022 (b)(c)	206,416

DENMARK—0.3%
USD	200	DKT Finance ApS, 9.38%, 08/31/2020 (b)(c)	201,500

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
ECUADOR—0.3%
USD	200	International Airport Finance SA, 12.00%, 03/15/2024 (b)	$169,750

FRANCE—0.9%
EUR	100	Altice France SA, 5.88%, 02/01/2022 (b)(c)	125,604
USD	200	BNP Paribas SA, (fixed rate to 02/25/2030, variable rate thereafter), 4.50%, 02/25/2030 (a)(b)	186,250
EUR	100	Casino Guichard Perrachon SA, 4.56%, 01/25/2023 (b)	108,195
EUR	100	La Financiere Atalian SASU, 4.00%, 08/10/2020 (b)(c)	98,330
			518,379
GEORGIA—0.8%
USD	200	Bank of Georgia JSC, 6.00%, 07/26/2023 (b)	202,040
USD	250	Georgian Oil and Gas Corp. JSC, 6.75%, 04/26/2021 (b)	247,500
			449,540
GERMANY—1.7%
SGD	200	Deutsche Bank AG, 4.10%, 02/14/2021	146,415
EUR	152	Nidda Healthcare Holding GmbH, 3.50%, 09/30/2020 (b)(c)	176,474
EUR	250	PrestigeBidCo GmbH, 6.25%, 08/31/2020 (b)(c)	299,674
EUR	106	Techem Verwaltungsgesellschaft 675 mbH, 2.00%, 01/15/2022 (b)(c)	119,556
EUR	100	Tele Columbus AG, 3.88%, 05/02/2021 (b)(c)	111,448
EUR	100	Vertical Midco GmbH, 4.38%, 07/15/2023 (b)(c)	118,367
			971,934
GUATEMALA—0.7%
USD	420	Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 08/31/2020 (b)(c)	430,500

HONDURAS—0.4%
USD	220	Inversiones Atlantida SA, 8.25%, 08/31/2020 (b)(c)	219,626

INDIA—2.8%
USD	420	Adani Green Energy UP Ltd. / Prayatna Developers Pvt Ltd. / Parampujya Solar Energy Pvt Ltd., 6.25%, 12/10/2024 (b)	442,470
USD	200	Azure Power Solar Energy Pvt Ltd., 5.65%, 09/24/2022 (b)(c)	203,950
USD	200	GMR Hyderabad International Airport Ltd., 5.38%, 04/10/2024 (b)	193,957
INR	50,000	Indiabulls Housing Finance Ltd., 9.00%, 09/26/2026 (d)	378,910
USD	200	Neerg Energy Ltd., 6.00%, 08/31/2020 (b)(c)	200,256
USD	200	REC Ltd., 5.25%, 11/13/2023 (b)	213,520
			1,633,063
INDONESIA—2.4%
USD	200	Medco Oak Tree Pte Ltd., 7.38%, 05/14/2023 (b)(c)	197,147
USD	200	Medco Platinum Road Pte Ltd., 6.75%, 01/30/2022 (b)(c)	193,458
USD	400	Perusahaan Listrik Negara PT, 5.25%, 10/24/2042 (b)	479,000
USD	217	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.00%, 12/30/2049 (b)(c)	228,535
USD	200	Sri Rejeki Isman Tbk PT, 7.25%, 10/16/2022 (b)(c)	181,115
IDR	2,000,000	Wijaya Karya Persero Tbk PT, 7.70%, 01/31/2021 (b)	125,180
			1,404,435
ITALY—0.5%
USD	235	Telecom Italia Capital SA, 6.00%, 09/30/2034	285,389

KAZAKHSTAN—1.2%
USD	640	KazMunayGas National Co. JSC, 4.75%, 04/19/2027 (b)	715,584

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
KUWAIT—0.4%
USD	200	MEGlobal Canada ULC, 5.00%, 05/18/2025 (b)	$218,519

LUXEMBOURG—2.2%
USD	425	Altice Financing SA, 7.50%, 05/15/2021 (b)(c)	456,981
EUR	100	Altice France Holding SA, 8.00%, 05/15/2022 (b)(c)	126,599
USD	200	Altice France Holding SA, 10.50%, 05/15/2022 (b)(c)	228,750
USD	75	ArcelorMittal SA, 3.60%, 07/16/2024	78,427
EUR	120	Kleopatra Holdings 1 SCA, 9.25%, 08/31/2020 (b)(c)(e)	104,448
EUR	104	LHMC Finco 2 Sarl, 7.25%, 04/02/2021 (b)(c)(e)	84,425
EUR	200	Matterhorn Telecom SA, 3.13%, 09/15/2022 (b)(c)	228,431
			1,308,061
MALAYSIA—0.3%
USD	200	Press Metal Labuan Ltd., 4.80%, 10/30/2020 (b)(c)	186,051

MEXICO—2.2%
USD	470	BBVA Bancomer SA, (fixed rate to 01/17/2028, variable rate thereafter), 5.13%, 01/17/2028 (b)(c)	441,805
USD	180	Petroleos Mexicanos, 4.88%, 01/18/2024	175,950
USD	530	Petroleos Mexicanos, 7.69%, 07/23/2049 (b)(c)	466,029
USD	210	Sixsigma Networks Mexico SA de CV, 7.50%, 05/02/2021 (b)(c)	197,400
			1,281,184
MONGOLIA—0.2%
USD	200	Mongolian Mining Corp./Energy Resources LLC, 9.25%, 04/15/2021 (b)(c)	141,161

NETHERLANDS—0.9%
EUR	139	Lincoln Financing SARL, 3.63%, 10/01/2020 (b)(c)	160,788
EUR	100	Lincoln Financing SARL, 3.88%, 08/31/2020 (b)(c)(f)	115,449
EUR	100	OCI NV, 3.13%, 11/01/2021 (b)(c)	116,080
USD	149	Ziggo BV, 5.50%, 01/15/2022 (b)(c)	157,390
			549,707
NIGERIA—1.5%
USD	230	IHS Netherlands Holdco BV, 8.00%, 09/18/2022 (b)(c)	234,025
USD	220	SEPLAT Petroleum Development Co. PLC, 9.25%, 08/31/2020 (b)(c)	221,659
USD	420	United Bank for Africa PLC, 7.75%, 06/08/2022 (b)	415,800
			871,484
OMAN—0.4%
USD	230	Oztel Holdings SPC Ltd., 6.63%, 04/24/2028 (b)	225,240

PHILIPPINES—0.9%
USD	260	International Container Terminal Services, Inc., 4.75%, 06/17/2030 (b)	267,543
USD	243	Manila Water Co., Inc., 4.38%, 07/30/2025 (b)(c)	237,481
			505,024
REPUBLIC OF IRELAND—0.7%
USD	160	Cimpress PLC, 7.00%, 06/15/2021 (b)(c)	162,080
GBP	200	Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2023 (b)(c)	265,190
			427,270
RUSSIA—1.2%
USD	230	Gazprom PJSC Via Gaz Capital SA, 4.95%, 03/23/2027 (b)	255,875

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	250	Sovcombank Via SovCom Capital DAC, (fixed rate to 05/06/2025, variable rate thereafter), 7.75%, 05/06/2025 (a)(b)	$229,263
USD	200	VEON Holdings BV, 7.25%, 01/26/2023 (b)(c)	221,417
			706,555
SINGAPORE—1.4%
USD	200	DBS Group Holdings Ltd., (fixed rate to 12/11/2023, variable rate thereafter), 4.52%, 12/11/2023 (b)(c)	217,494
USD	200	Parkway Pantai Ltd., (fixed rate to 07/27/2022, variable rate thereafter), 4.25%, 07/27/2022 (a)(b)	200,000
USD	210	Puma International Financing SA, 5.00%, 01/24/2021 (b)(c)	185,339
USD	210	Vena Energy Capital Pte Ltd., 3.13%, 02/26/2025 (b)	201,854
			804,687
SOUTH AFRICA—1.2%
USD	210	Eskom Holdings SOC Ltd., 7.13%, 02/11/2025 (b)	200,109
USD	210	Liquid Telecommunications Financing PLC, 8.50%, 08/10/2020 (b)(c)	212,102
USD	340	Sasol Financing USA LLC, 6.50%, 06/27/2028 (c)	306,850
			719,061
SPAIN—0.5%
USD	200	Banco Bilbao Vizcaya Argentaria SA, Series 9 (fixed rate to 03/05/2025, variable rate thereafter), 6.50%, 03/05/2025 (a)	190,250
EUR	100	Grifols SA, 2.25%, 11/15/2022 (b)(c)	116,788
			307,038
SWEDEN—0.6%
EUR	100	Intrum AB, 3.00%, 09/15/2022 (b)(c)	104,244
EUR	100	Intrum AB, 3.50%, 07/15/2022 (b)(c)	109,038
EUR	100	Verisure Holding AB, 3.88%, 07/15/2022 (b)(c)	117,795
			331,077
SWITZERLAND—0.4%
USD	200	Credit Suisse Group AG, (fixed rate to 12/18/2024, variable rate thereafter), 6.25%, 12/18/2024 (a)(b)	213,000

TRINIDAD—0.7%
USD	400	Trinidad Generation UnLtd, 5.25%, 11/04/2027 (b)(g)	393,000

TURKEY—0.3%
USD	209	Turkiye Vakiflar Bankasi TAO, 6.00%, 11/01/2022 (b)	201,388

UKRAINE—1.2%
USD	220	Metinvest BV, 8.50%, 01/23/2026 (b)(c)	215,217
USD	70	Ukreximbank Via Biz Finance PLC, 9.63%, 04/27/2022 (b)(g)	71,716
UAH	12,000	Ukreximbank Via Biz Finance PLC, 16.50%, 03/02/2021 (b)	424,166
			711,099
UNITED ARAB EMIRATES—0.3%
USD	200	MAF Global Securities Ltd., (fixed rate to 09/07/2022, variable rate thereafter), 5.50%, 09/07/2022 (a)(b)	191,236

UNITED KINGDOM—4.1%
GBP	200	Arqiva Broadcast Finance PLC, 6.75%, 09/30/2020 (b)(c)	271,290
USD	131	BP Capital Markets PLC, (fixed rate to 03/22/2030, variable rate thereafter), 4.88%, 03/22/2030 (a)	140,498

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	131	BP Capital Markets PLC, (fixed rate to 06/22/2025, variable rate thereafter), 4.38%, 06/22/2025 (a)	$137,026
GBP	100	Lloyds Bank PLC, (fixed rate to 01/22/2029, variable rate thereafter), 13.00%, 01/22/2029 (a)	224,397
GBP	175	Moto Finance PLC, 4.50%, 09/01/2020 (b)(c)	217,965
GBP	150	Phoenix Group Holdings, 6.63%, 12/18/2025	230,958
GBP	200	RAC Bond Co. PLC, 5.00%, 09/01/2020 (b)(c)	248,707
USD	200	Standard Chartered PLC, (fixed rate to 04/02/2023, variable rate thereafter), 7.75%, 04/02/2023 (a)(b)	211,000
GBP	250	TalkTalk Telecom Group PLC, 3.88%, 02/20/2022 (b)(c)	320,705
GBP	110	Virgin Money UK PLC, (fixed rate to 02/08/2021, variable rate thereafter), 5.00%, 02/08/2021 (b)(c)	139,688
GBP	200	Virgin Money UK PLC, (fixed rate to 12/08/2022, variable rate thereafter), 8.00%, 12/08/2022 (a)(b)	238,238
			2,380,472
UNITED STATES—30.5%
USD	229	ACI Worldwide, Inc., 5.75%, 08/15/2021 (b)(c)	238,732
USD	138	Adams Homes, Inc., 7.50%, 02/15/2022 (b)(c)	135,240
EUR	100	Adient Global Holdings Ltd., 3.50%, 05/15/2024 (b)(c)	107,949
USD	50	Adient US LLC, 9.00%, 04/15/2022 (b)(c)	55,688
USD	159	Alliance Data Systems Corp., 4.75%, 12/15/2021 (b)(c)	147,075
USD	103	ASGN, Inc., 4.63%, 05/15/2023 (b)(c)	105,317
USD	74	AutoNation, Inc., 4.75%, 03/01/2030 (c)	85,727
USD	105	Banff Merger Sub, Inc., 9.75%, 09/01/2021 (b)(c)	111,130
USD	128	Bank of America Corp., (fixed rate to 09/05/2024, variable thereafter), 6.25%, 09/05/2024 (a)	139,099
USD	99	Bausch Health Americas, Inc., 8.50%, 07/31/2022 (b)(c)	110,137
EUR	120	Bausch Health Cos., Inc., 4.50%, 08/31/2020 (b)(c)	140,840
USD	30	Bausch Health Cos., Inc., 6.25%, 02/15/2024 (b)(c)	31,869
USD	105	Bausch Health Cos., Inc., 7.00%, 08/31/2020 (b)(c)	109,723
USD	235	Berry Global, Inc., 4.50%, 02/15/2021 (b)(c)	240,962
USD	8	Berry Global, Inc., 4.88%, 07/15/2022 (b)(c)	8,450
USD	54	Boyd Gaming Corp., 8.63%, 06/01/2022 (b)(c)	59,529
USD	99	Brighthouse Financial, Inc., 5.63%, 02/15/2030 (c)	113,200
USD	122	Bruin E&P Partners LLC, 8.88%, 08/31/2020 (b)(c)(h)	61
USD	104	Builders FirstSource, Inc., 5.00%, 03/01/2025 (b)(c)	109,075
USD	5	Builders FirstSource, Inc., 6.75%, 06/01/2022 (b)(c)	5,500
USD	105	Calpine Corp., 4.63%, 02/01/2024 (b)(c)	106,048
USD	75	Carrier Global Corp., 2.49%, 12/15/2026 (b)(c)	79,014
USD	37	CCO Holdings LLC / CCO Holdings Capital Corp., 4.50%, 02/15/2025 (b)(c)	39,216
USD	38	CCO Holdings LLC / CCO Holdings Capital Corp., 5.38%, 06/01/2024 (b)(c)	41,610
USD	245	CCO Holdings LLC / CCO Holdings Capital Corp., 5.75%, 02/15/2021 (b)(c)	256,025
USD	74	Cedar Fair LP, 5.25%, 07/15/2024 (c)	69,908
USD	23	Centene Corp., 4.25%, 12/15/2022 (c)	24,438
USD	39	Centene Corp., 4.63%, 12/15/2024 (c)	43,495
USD	79	ChampionX Corp., 6.38%, 05/01/2021 (c)	74,062
USD	243	Cheniere Corpus Christi Holdings LLC, 5.88%, 10/02/2024 (c)	277,149
USD	90	Cheniere Energy Partners LP, 5.25%, 10/01/2020 (c)	92,250
USD	100	Cincinnati Bell, Inc., 8.00%, 10/15/2020 (b)(c)	105,521
USD	119	Citizens Financial Group, Inc., (fixed rate to 10/06/2025, variable rate thereafter), 5.65%, 10/06/2025 (a)	126,140
USD	112	Clean Harbors, Inc., 4.88%, 07/15/2022 (b)(c)	118,732
USD	16	Clean Harbors, Inc., 5.13%, 07/15/2024 (b)(c)	17,120

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	20	Cleveland-Cliffs, Inc., 6.75%, 03/15/2022 (b)(c)	$20,100
USD	240	Cogent Communications Group, Inc., 5.38%, 12/01/2021 (b)(c)	250,200
USD	115	Consolidated Communications, Inc., 6.50%, 08/31/2020 (c)	112,844
USD	65	Continental Resources, Inc., 4.38%, 10/15/2027 (c)	60,632
USD	136	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.63%, 05/01/2022 (b)(c)	127,160
USD	18	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 5.75%, 08/31/2020 (c)	17,168
EUR	265	Crown European Holdings SA, 3.38%, 11/15/2024 (b)(c)	330,106
USD	405	CSC Holdings LLC, 10.88%, 10/15/2020 (b)(c)	434,200
USD	240	Dell International LLC / EMC Corp., 5.30%, 07/01/2029 (b)(c)	276,726
USD	55	Dell International LLC / EMC Corp., 6.02%, 03/15/2026 (b)(c)	64,479
USD	145	DISH DBS Corp., 5.00%, 03/15/2023	151,171
USD	180	DISH DBS Corp., 5.88%, 07/15/2022	189,900
USD	81	Encompass Health Corp., 4.50%, 02/01/2023 (c)	84,645
USD	37	Encompass Health Corp., 4.75%, 02/01/2025 (c)	39,095
USD	135	Encompass Health Corp., 5.13%, 08/31/2020 (c)	135,703
EUR	100	Energizer Gamma Acquisition BV, 4.63%, 07/15/2021 (b)(c)	121,030
USD	120	Energy Transfer Operating LP, 5.50%, 03/01/2027 (c)	132,233
USD	108	Energy Transfer Operating LP, (fixed rate to 05/15/2025, variable rate thereafter), 6.75%, 05/15/2025 (a)	87,210
USD	92	Enviva Partners LP / Enviva Partners Finance Corp., 6.50%, 11/15/2021 (b)(c)	99,130
USD	41	EQM Midstream Partners LP, 6.00%, 04/01/2025 (b)(c)	43,487
USD	54	EQM Midstream Partners LP, 6.50%, 01/01/2027 (b)(c)	59,540
USD	55	EQT Corp., 7.88%, 01/01/2025 (c)	60,638
USD	113	ESH Hospitality, Inc., 4.63%, 10/01/2022 (b)(c)	108,740
USD	116	Fair Isaac Corp., 4.00%, 12/15/2022 (b)(c)	121,336
USD	126	Ford Motor Co., 8.50%, 04/21/2023	139,881
USD	127	Ford Motor Co., 9.00%, 03/22/2025 (c)	149,622
USD	8	Ford Motor Co., 9.63%, 01/22/2030 (c)	10,614
USD	205	Ford Motor Credit Co. LLC, 4.39%, 01/08/2026	210,572
USD	100	Gartner, Inc., 4.50%, 07/01/2023 (b)(c)	105,000
USD	85	GCI LLC, 6.63%, 06/15/2021 (b)(c)	89,480
USD	85	GCI LLC, 6.88%, 08/31/2020 (c)	88,081
USD	38	General Motors Co., 6.80%, 08/01/2027 (c)	46,271
USD	317	General Motors Financial Co., Inc., (fixed rate to 09/30/2027, variable rate thereafter), 5.75%, 09/30/2027 (a)	298,673
USD	50	GLP Capital LP / GLP Financing II, Inc., 4.00%, 10/15/2030 (c)	51,888
USD	90	GLP Capital LP / GLP Financing II, Inc., 5.38%, 08/01/2023 (c)	96,273
USD	322	Goldman Sachs Group, Inc. (The),, 4.37%, 08/31/2020 (a)(f)	312,742
USD	115	Goodyear Tire & Rubber Co. (The), 9.50%, 05/31/2022 (c)	129,231
USD	170	Gray Television, Inc., 7.00%, 05/15/2022 (b)(c)	185,725
USD	138	HCA, Inc., 5.38%, 02/01/2025	155,595
USD	114	HCA, Inc., 5.88%, 08/15/2025 (c)	133,414
USD	97	Howmet Aerospace, Inc., 6.88%, 04/01/2025 (c)	110,141
EUR	179	International Game Technology PLC, 3.50%, 06/15/2022 (b)(c)	200,789
EUR	100	IQVIA, Inc., 2.25%, 07/15/2022 (b)(c)	116,575
EUR	100	IQVIA, Inc., 2.88%, 06/15/2023 (b)(c)	120,179
USD	60	Iron Mountain, Inc., 4.88%, 09/15/2024 (b)(c)	62,505
USD	23	Iron Mountain, Inc., 5.00%, 07/15/2023 (b)(c)	23,805
USD	140	Iron Mountain, Inc., 5.25%, 12/27/2022 (b)(c)	147,000
USD	65	Iron Mountain, Inc., 5.25%, 07/15/2025 (b)(c)	68,169

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	180	JPMorgan Chase & Co., (fixed rate to 11/01/2022, variable rate thereafter), 4.63%, 11/01/2022 (a)	$175,500
USD	280	Lennar Corp., 4.88%, 09/15/2023 (c)	301,759
USD	97	Macy's, Inc., 8.38%, 06/15/2022 (b)(c)	101,551
USD	170	MDC Holdings, Inc., 6.00%, 10/15/2042 (c)	195,500
USD	103	Meredith Corp., 6.88%, 02/01/2021 (c)	89,476
USD	140	MGM Resorts International, 4.63%, 06/01/2026 (c)	135,512
USD	77	Midcontinent Communications / Midcontinent Finance Corp., 5.38%, 08/15/2022 (b)(c)	79,935
USD	70	Minerals Technologies, Inc., 5.00%, 07/01/2023 (b)(c)	72,646
USD	190	Morgan Stanley, 4.09%, 10/15/2020 (a)(f)	184,541
USD	142	Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2021 (b)(c)	82,715
GBP	110	MPT Operating Partnership LP / MPT Finance Corp., 2.55%, 11/05/2023 (c)	143,802
GBP	145	MPT Operating Partnership LP / MPT Finance Corp., 3.69%, 04/06/2028 (c)	191,589
USD	305	Navient Corp., 5.50%, 01/25/2023	312,625
USD	61	Navient Corp., 6.50%, 06/15/2022	63,745
USD	95	Netflix, Inc., 3.63%, 03/15/2025 (b)(c)	100,700
USD	95	Netflix, Inc., 5.88%, 11/15/2028	117,325
USD	54	Novelis Corp., 4.75%, 01/30/2025 (b)(c)	56,337
USD	165	Novelis Corp., 5.88%, 09/30/2021 (b)(c)	176,040
USD	249	NRG Energy, Inc., 5.25%, 06/15/2024 (b)(c)	275,312
USD	60	NRG Energy, Inc., 7.25%, 05/15/2021 (c)	64,711
USD	65	Occidental Petroleum Corp., 2.60%, 03/15/2022 (c)	63,119
USD	72	Occidental Petroleum Corp., 3.00%, 11/15/2026 (c)	63,540
USD	83	Occidental Petroleum Corp., 3.13%, 11/15/2021 (c)	81,730
USD	55	Occidental Petroleum Corp., 3.50%, 03/15/2025 (c)	51,944
USD	110	Occidental Petroleum Corp., 4.40%, 02/15/2049 (c)	89,585
USD	140	OI European Group BV, 4.00%, 12/15/2022 (b)(c)	141,050
USD	41	Parsley Energy LLC / Parsley Finance Corp., 4.13%, 02/15/2023 (b)(c)	40,385
USD	210	Parsley Energy LLC / Parsley Finance Corp., 5.63%, 10/15/2022 (b)(c)	219,975
USD	174	Photo Holdings Merger Sub, Inc., 8.50%, 10/01/2022 (b)(c)	161,037
USD	157	Post Holdings, Inc., 5.00%, 08/15/2021 (b)(c)	164,530
USD	125	Qwest Capital Funding, Inc., 6.88%, 07/15/2028	125,156
USD	125	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	127,375
USD	67	Rattler Midstream LP, 5.63%, 07/15/2022 (b)(c)	70,671
USD	377	Sabine Pass Liquefaction LLC, 5.63%, 12/01/2024 (c)	437,452
USD	15	Sealed Air Corp., 4.00%, 09/01/2027 (b)(c)	15,525
USD	84	Select Medical Corp., 6.25%, 08/15/2022 (b)(c)	90,510
USD	150	Sirius XM Radio, Inc., 5.50%, 07/01/2024 (b)(c)	167,062
USD	70	Six Flags Entertainment Corp., 4.88%, 08/31/2020 (b)(c)	66,479
USD	60	Six Flags Theme Parks, Inc., 7.00%, 07/01/2022 (b)(c)	64,399
USD	140	SM Energy Co., 6.75%, 09/15/2021 (c)	70,000
USD	469	Sprint Corp., 7.88%, 09/15/2023	544,040
USD	145	Staples, Inc., 7.50%, 04/15/2022 (b)(c)	127,208
USD	35	Staples, Inc., 10.75%, 04/15/2022 (b)(c)	22,225
USD	180	SunCoke Energy Partners LP / SunCoke Energy Partners Finance Corp., 7.50%, 08/31/2020 (b)(c)	165,600
USD	330	T-Mobile USA, Inc., 6.50%, 01/15/2021 (c)	347,869
USD	109	TEGNA, Inc., 4.63%, 03/15/2023 (b)(c)	107,637
USD	127	Tempo Acquisition LLC / Tempo Acquisition Finance Corp., 6.75%, 08/10/2020 (b)(c)	131,127
USD	309	Tenet Healthcare Corp., 4.63%, 08/31/2020 (c)	315,952
USD	81	Tenet Healthcare Corp., 4.63%, 06/15/2023 (b)(c)	85,188
USD	97	Univision Communications, Inc., 6.63%, 06/01/2023 (b)(c)	97,272

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
CORPORATE BONDS (continued)
USD	114	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2022 (c)	$116,541
USD	7	Vail Resorts, Inc. Co., 6.25%, 05/15/2022 (b)(c)	7,543
USD	21	VICI Properties LP / VICI Note Co., Inc., 3.75%, 02/15/2023 (b)(c)	21,158
USD	110	VICI Properties LP / VICI Note Co., Inc., 4.13%, 02/15/2025 (b)(c)	111,320
USD	21	Western Midstream Operating LP, 4.10%, 01/01/2025 (c)	20,950
USD	22	Western Midstream Operating LP, 4.50%, 12/01/2027 (c)	22,055
USD	153	Western Midstream Operating LP, 4.75%, 05/15/2028 (c)	154,111
USD	38	Western Midstream Operating LP, 5.05%, 11/01/2029 (c)	38,480
USD	82	Wolverine World Wide, Inc., 6.38%, 05/15/2022 (b)(c)	86,202
USD	38	WPX Energy, Inc., 4.50%, 01/15/2025 (c)	35,374
USD	40	WPX Energy, Inc., 5.25%, 10/15/2022 (c)	39,450
USD	68	WPX Energy, Inc., 5.75%, 06/01/2021 (c)	69,360
USD	115	Wyndham Destinations, Inc., 5.40%, 02/01/2024 (c)	114,961
USD	110	Wyndham Destinations, Inc., 6.35%, 07/01/2025 (c)	114,950
			17,835,147
ZAMBIA—0.4%
USD	230	First Quantum Minerals Ltd., 7.50%, 08/31/2020 (b)(c)	232,300
		Total Corporate Bonds — 74.9% (cost $43,540,184)	43,782,260
GOVERNMENT BONDS—53.4%
ANGOLA—0.3%
USD	200	Angolan Government International Bond, 9.50%, 11/12/2025 (b)	181,982

ARGENTINA—1.8%
USD	1,333	Argentine Republic Government International Bond, 5.88%, 01/11/2028	559,860
USD	1,203	Argentine Republic Government International Bond, 6.88%, 01/26/2027	508,268
			1,068,128
ARMENIA—0.8%
USD	450	Republic of Armenia International Bond, 3.95%, 09/26/2029 (b)	444,519

AUSTRALIA—4.9%
AUD	1,300	Australia Government Bond, 2.50%, 05/21/2030 (b)	1,075,520
AUD	809	Australia Government Bond, 3.25%, 04/21/2029 (b)	699,555
AUD	1,200	Australia Government Bond, 4.75%, 04/21/2027 (b)	1,094,554
			2,869,629
BRAZIL—2.1%
BRL	3,100	Brazil Notas do Tesouro Nacional, 10.00%, 01/01/2029	731,544
USD	370	Brazilian Government International Bond, 7.13%, 01/20/2037	475,450
			1,206,994
COLOMBIA—0.4%
USD	200	Colombia Government International Bond, 5.20%, 11/15/2048 (c)	256,652

DOMINICAN REPUBLIC—2.6%
USD	100	Dominican Republic International Bond, 6.88%, 01/29/2026 (b)	110,200
USD	870	Dominican Republic International Bond, 8.63%, 04/20/2027 (b)(g)	1,019,640
DOP	23,300	Dominican Republic International Bond, 9.75%, 06/05/2026 (b)	386,842
			1,516,682
ECUADOR—1.2%
USD	840	Ecuador Government International Bond, 8.75%, 06/02/2023 (b)	451,500

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
USD	460	Ecuador Government International Bond, 9.50%, 03/27/2030 (b)	$238,050
			689,550
EGYPT—3.0%
USD	405	Egypt Government International Bond, 7.60%, 03/01/2029 (b)	412,806
USD	200	Egypt Government International Bond, 7.63%, 05/29/2032 (b)	195,540
USD	860	Egypt Government International Bond, 7.90%, 02/21/2048 (b)	790,607
EGP	6,400	Egypt Treasury Bills, Zero Coupon, 06/29/2021 (i)	356,423
			1,755,376
EL SALVADOR—1.7%
USD	280	El Salvador Government International Bond, 5.88%, 01/30/2025 (b)	252,840
USD	640	El Salvador Government International Bond, 7.65%, 06/15/2035 (b)	572,800
USD	150	El Salvador Government International Bond, 9.50%, 01/15/2052 (b)(c)	152,625
			978,265
GHANA—1.0%
USD	620	Ghana Government International Bond, 7.63%, 05/16/2029 (b)(g)	576,910

INDONESIA—7.6%
USD	650	Indonesia Government International Bond, 3.50%, 01/11/2028	713,664
USD	570	Indonesia Government International Bond, 4.13%, 01/15/2025 (b)	634,404
USD	1,000	Indonesia Government International Bond, 5.13%, 01/15/2045 (b)	1,310,181
IDR	2,600,000	Indonesia Treasury Bond, 5.63%, 05/15/2023	179,560
IDR	780,000	Indonesia Treasury Bond, 6.50%, 06/15/2025	54,670
IDR	341,000	Indonesia Treasury Bond, 7.00%, 09/15/2030	23,660
IDR	6,535,000	Indonesia Treasury Bond, 7.50%, 04/15/2040	452,079
IDR	14,800,000	Indonesia Treasury Bond, 8.13%, 05/15/2024	1,091,652
			4,459,870
KAZAKHSTAN—1.8%
USD	681	Kazakhstan Government International Bond, 6.50%, 07/21/2045 (b)	1,061,175

KENYA—2.4%
USD	620	Kenya Government International Bond, 6.88%, 06/24/2024 (b)	629,003
USD	370	Kenya Government International Bond, 7.25%, 02/28/2028 (b)	365,567
USD	410	Kenya Government International Bond, 8.25%, 02/28/2048 (b)	401,021
			1,395,591
MALAYSIA—1.8%
MYR	1,000	Malaysia Government Bond, 3.76%, 05/22/2040	255,361
MYR	800	Malaysia Government Bond, 3.83%, 07/05/2034	206,798
MYR	1,100	Malaysia Government Bond, 4.07%, 06/15/2050	283,398
MYR	1,100	Malaysia Government Bond, 4.23%, 06/30/2031	295,307
			1,040,864
NIGERIA—1.0%
USD	200	Nigeria Government International Bond, 7.14%, 02/23/2030 (b)	191,776
USD	200	Nigeria Government International Bond, 7.63%, 11/28/2047 (b)	182,732
USD	200	Nigeria Government International Bond, 7.88%, 02/16/2032 (b)	192,800
			567,308
PARAGUAY—0.4%
USD	200	Paraguay Government International Bond, 5.00%, 04/15/2026 (b)	230,000

PERU—1.0%
PEN	1,580	Peruvian Government International Bond, 6.95%, 08/12/2031 (b)	566,002

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2020

Principal Amount (000) or Shares		Description	Value (US$)
GOVERNMENT BONDS (continued)
QATAR—0.5%
USD	200	Qatar Government International Bond, 4.82%, 03/14/2049 (b)	$285,518

ROMANIA—0.9%
USD	470	Romanian Government International Bond, 4.88%, 01/22/2024 (b)	518,767

RUSSIA—4.4%
RUB	86,474	Russian Federal Bond - OFZ, 7.05%, 01/19/2028	1,269,544
RUB	26,000	Russian Federal Bond - OFZ, 7.70%, 03/23/2033	400,768
USD	800	Russian Foreign Bond - Eurobond, 4.75%, 05/27/2026 (b)	923,240
			2,593,552
RWANDA—0.9%
USD	350	Rwanda International Government Bond, 6.63%, 05/02/2023 (b)	353,570
USD	200	Rwanda International Government Bond,, 6.63%, 05/02/2023 (b)	202,040
			555,610
SAUDI ARABIA—1.5%
USD	330	Saudi Government International Bond, 3.25%, 10/22/2030 (b)	364,888
USD	410	Saudi Government International Bond, 4.38%, 04/16/2029 (b)	487,387
			852,275
SINGAPORE—3.2%
SGD	2,500	Singapore Government Bond, 2.25%, 06/01/2021	1,848,888

SRI LANKA—0.3%
USD	200	Sri Lanka Government International Bond, 7.85%, 03/14/2029 (b)	150,000

TURKEY—1.0%
USD	630	Turkey Government International Bond, 6.00%, 03/25/2027	591,885

UKRAINE—4.0%
EUR	400	Ukraine Government International Bond, 6.75%, 06/20/2026 (b)	472,970
USD	340	Ukraine Government International Bond, 7.38%, 09/25/2032 (b)(g)	333,547
USD	1,510	Ukraine Government International Bond, 7.75%, 09/01/2025 (b)	1,557,233
			2,363,750
URUGUAY—0.9%
USD	50	Uruguay Government International Bond, 4.38%, 10/27/2027 (g)	58,937
USD	146	Uruguay Government International Bond, 7.63%, 03/21/2036 (g)	232,870
USD	165	Uruguay Government International Bond, 7.88%, 01/15/2033	261,319
			553,126
		Total Government Bonds — 53.4% (cost $31,237,186)	31,178,868
LONG-TERM INVESTMENTS—0.0%
WARRANTS—0.0%
BRL	73,666	DELCO, Series A(j)(k)	—
BRL	61,465	OAS S.A.(d)(j)(k)	—
			—
		Total Long-Term Investments — —% (cost $419,999)	—
SHORT-TERM INVESTMENT—3.0%
UNITED STATES—3.0%
USD	1,784,216	State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.09%(l)	1,784,216
		Total Short-Term Investment — 3.0% (cost $1,784,216)	1,784,216
		Total Investments — 131.3% (cost $76,981,585)	76,745,344
		Liabilities in Excess of Other Assets — (31.3)%	(18,312,880)
		Net Assets—100.0%	$58,432,464

(a) Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(b) Denotes a restricted security.
(c) The maturity date presented for these instruments represents the next call/put date.
(d) Illiquid security.
(e) Payment-in-kind. This is a type of bond that pays interest in additional bonds rather than in cash.
(f) Variable Rate Instrument. The rate shown is based on the latest available information as of July 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(g) Sinkable security.
(h) Security is in default.
(i) Issued with a zero coupon.
(j) Non-Income Producing Security.
(k) Level 3 security. See Note (a) of the accompanying Notes to Portfolio of Investments.
(l) Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of July 31, 2020.

AUD—Australian Dollar
BRL—Brazilian Real
CNH—Chinese Yuan Renminbi Offshore
DOP—Dominican Peso
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound Sterling
IDR—Indonesian Rupiah
INR—Indian Rupee
MYR—Malaysian Ringgit
PEN—Peruvian Sol
RUB—Russian Ruble
SGD—Singapore Dollar
UAH—Ukraine hryvna
USD—U.S. Dollar

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2020

At July 31, 2020, the Fund's open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation
Brazilian Real/United States Dollar
08/19/2020	Citibank N.A.	BRL	3,344,000	USD	629,518	$640,631	$11,113
Euro/United States Dollar
08/27/2020	Royal Bank of Canada	EUR	93,000	USD	109,329	109,600	271
						$750,231	$11,384

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Brazilian Real
08/19/2020	Citibank N.A.	USD	752,037	BRL	3,691,000	$707,108	$44,929
08/19/2020	Deutsche Bank AG	USD	566,587	BRL	3,344,000	640,631	(74,044)
United States Dollar/British Pound
08/27/2020	UBS AG	USD	2,376,688	GBP	1,873,000	2,452,032	(75,344)

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
08/27/2020	Citibank N.A.	USD	3,698,451	EUR	3,196,000	$3,766,467	$(68,016)
United States Dollar/New Russian Ruble
08/19/2020	Deutsche Bank AG	USD	869,430	RUB	64,703,000	870,060	(630)
						$8,436,298	$(173,105)

* Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2020, the Fund held the following centrally cleared interest rate swaps:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Premiums Paid (Received)	Unrealized Depreciation
USD	100,000	11/04/2024	Citibank	Receive	3-month LIBOR Index	2.44%	$—	$(9,908)
USD	13,500,000	10/25/2027	Citibank	Receive	3-month LIBOR Index	2.36%	—	(1,993,778)
USD	700,000	07/23/2029	Citibank	Receive	3-month LIBOR Index	1.97%	—	(93,264)
USD	2,000,000	04/22/2030	Citibank	Receive	3-month LIBOR Index	0.70%	—	(39,328)
USD	1,000,000	05/06/2030	Citibank	Receive	3-month LIBOR Index	0.62%	—	(9,971)
USD	2,000,000	06/02/2031	UBS	Receive	3-month LIBOR Index	0.71%	—	(32,710)
USD	1,000,000	06/10/2027	Citibank	Receive	3-month LIBOR Index	0.70%	—	(23,202)
							$—	$(2,202,161)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2020

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider approved by the Board. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Fund’s investment adviser generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes at lower prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund; a "government money market fund" pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended, which has an objective, which is not guaranteed, to maintain a $1.00 per share net asset value. Registered investment companies are valued at their net asset value as reported by such company. Generally, these investment types are categorized as Level 1 investments.

Derivatives are valued at fair value. Exchange traded derivatives are generally Level 1 investments and over-the-counter derivatives are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9-, and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Interest rate swaps are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows).

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which they trade closed before the Valuation Time), the security is valued at fair value as determined by the Fund's Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the Fund's Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

Aberdeen Global Income Fund, Inc.